TAX CHARGE - Schedule of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax expense	$ 7,831	$ 2,883	$ 3,168
Deferred tax (credit) charge (Note 18)	(7,309)	588	(1,287)
Income tax expense (benefit)	$ 522	$ 3,471	$ 1,881